DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of dividends [Abstract]
Schedule of dividend distributions to equity holders
	2023	2022	2021
	US$’000	US$’000	US$’000
Amounts recognised as distributions to equity holders in the year
Interim dividend paid 17 March (2022: 22 March and 2021: 13 December)	585	13,650	13,546
Interim dividend paid 19 June (2022: 20 June)	584	8,910	-
Interim dividend paid 19 September	-	15,957	-
Interim dividend paid 1 December	-	97,360	-
	1,169	135,877	13,546

	US$	US$	US$
Interim dividend per share - paid 17 March (2022: 22 March and 2021:13 December)	0.03	0.72	0.72
Interim dividend per share - paid 19 June (2022: 20 June)	0.03	0.47	-
Interim dividend per share - paid 19 September	-	0.84	-
Interim dividend per share - paid 1 December	-	5.00	-